Annual Total Returns - Materials Portfolio [BarChart] - 02.28 Select Portfolios: Fidelity Advisor Materials Fund - AMCIZ PRO-14 - Materials Portfolio - Fidelity Advisor Materials Fund: Class A	Apr. 29, 2021
Bar Chart Table:
Annual Return 2011	(8.46%)
Annual Return 2012	19.83%
Annual Return 2013	21.56%
Annual Return 2014	(0.32%)
Annual Return 2015	(8.91%)
Annual Return 2016	11.71%
Annual Return 2017	25.86%
Annual Return 2018	(23.85%)
Annual Return 2019	12.10%
Annual Return 2020	21.43%